DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Description of business (Details) $ in Thousands, $ in Thousands				12 Months Ended
	Jul. 31, 2026 USD ($)	Jul. 31, 2026 AUD ($)	Jun. 09, 2026 USD ($)	Sep. 30, 2025 segment	Jul. 31, 2026 AUD ($)
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments | segment				1
Discontinued Operations, Disposed of by Sale | AMES North America
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Proceeds from organization of joint venture			$ 100,000
Notes issued			161,100
Equity method investments			$ 118,600
Discontinued Operations, Held-for-sale | AMES Australasia business
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Proceeds from organization of joint venture	$ 180,910	$ 258,000
Notes issued	48,593	$ 69,300
Equity method investments	$ 20,896				$ 29,800
Veritage Brands | Discontinued Operations, Disposed of by Sale | AMES North America
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage			43.00%
Griffon Joint Venture | Discontinued Operations, Held-for-sale | AMES Australasia business
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	49.00%				49.00%
ONCAP Management Partners, L.P. | Veritage Brands | Discontinued Operations, Disposed of by Sale | AMES North America
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage			57.00%
Investment Group, including AMES Australasia Management | Griffon Joint Venture | Discontinued Operations, Held-for-sale | AMES Australasia business
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	51.00%				51.00%